Biological Assets	12 Months Ended
Mar. 31, 2026
Biological Assets [Abstract]
Biological Assets	Biological Assets

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labour, growing materials, as well as indirect costs such as indirect labour and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans or approximate future selling price.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labour, growing materials, as well as indirect costs such as indirect labour and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The changes in the carrying value of biological assets during the period are as follows:

	Note
		$
Balance, March 31, 2024		42,774
Production costs capitalized		116,915
Reclassified to discontinued operations, net	6	(50,788)
Gain (loss) on changes in fair value of biological assets		168,111
Transferred to inventory upon harvest		(225,627)
Other		(217)
Balance, March 31, 2025		51,168
Production costs capitalized		100,226
Reclassified to discontinued operations, net	6	(44,321)
Gain (loss) on changes in fair value of biological assets		116,131
Disposal of Plant Propagation	6	(25,848)
Transferred to inventory upon harvest		(176,899)
Other		(244)
Balance, March 31, 2026		20,213

The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at cannabis production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2026	March 31, 2025		March 31, 2026	March 31, 2025
				$	$
Average selling price per gram	$6.41	$6.61	Change of $1.00 per gram	3,718	3,401
Weighted average yield (grams per plant)	114.07	73.46	Change of 5 grams per plant	1,436	1,823
Cost per gram to complete production	$1.09	$1.40	Change of $0.25 per gram	930	3,466
(1)Significant inputs and assumptions are in whole numbers as indicated.

As of March 31, 2026, the weighted average fair value less cost to complete and cost to sell a gram of dried cannabis produced at the Company’s cannabis cultivation facilities was $3.22 per gram (March 31, 2025 – $3.62 per gram) and the stage of completion of cannabis was 42% (March 31, 2025 – 44%).
During the year ended March 31, 2026, the Company’s cannabis biological assets produced 53,622 kilograms of dried cannabis (March 31, 2025 – 48,112 kilograms).